Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
Document, Type	6-K
Current Fiscal Year End Date	--03-31
Document, Period End Date	Sep. 30, 2023
Entity, File Number	001-41769
Entity, Address, Address Line One	Suite 250, 750 W. Pender Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	V6C 2T7
Amendment Flag	false
Entity Central Index Key	0001935418